WP Large Cap Income Plus Fund
		Schedule of Investments
		August 31, 2024 (Unaudited)
Shares				Fair Value	% of Net Assets

COMMON STOCKS

Banks
67,500	Bank of America Corporation +			$ 2,750,625
12,900	JPMorgan Chase & Co. +			2,899,920
80,000	Mitsubishi UFJ Financial Group, Inc. - ADR +			842,400
25,000	UBS Group AG (Switzerland) +			769,000
42,400	Wells Fargo & Company +			2,479,128
				9,741,073	41.66%

Beverages
1,800	Diageo PLC - ADR +			235,368	1.01%

Biotechnology
264,463	ImmunityBio, Inc. * +			1,044,629	4.47%

Diversified Financial Services
2,400	Berkshire Hathaway Inc. - Class B * +			1,142,208	4.88%

Hotels, Restaurants & Leisure
1,000	McDonald's Corporation +			288,660	1.23%

Oil, Gas & Consumable Fuels
2,000	Chevron Corporation +			295,900
8,600	Exxon Mobil Corporation +			1,014,284
7,000	Occidental Petroleum Corporation +			398,860
				1,709,044	7.31%

Software
8,650	Microsoft Corporation +			3,608,261	15.43%

Technology Hardware, Storage & Peripherals
20,500	Apple Inc. +			4,694,500	20.07%

Tobacco
6,000	Altria Group, Inc. +			322,620	1.38%

Total for Common Stocks (Cost $8,582,444)				22,786,363	97.44%

MONEY MARKET FUNDS
63,757	Federated Hermes Government Obligations Fund - Institutional
	Class 5.16% **			63,757	0.27%
Total for Money Market Funds (Cost $63,757)

CALL/PUT OPTIONS PURCHASED			Notional
Expiration Date/Exercise Price		Contracts	Amount	Fair Value	% of Net Assets

CBOE S&P 500 Index *
September 30, 2024 Puts @ $3,600		40	$ 14,400,000	2,700

Total for Options Purchased (Premiums Paid - $8,325)			$ 14,400,000	2,700	0.01%

Total Investment Securities (Cost - $8,654,526)				22,852,820	97.72%

	Other Assets in Excess of Liabilities			532,827	2.28%

	Net Assets			$ 23,385,647	100.00%

ADR - American Depositary Receipt
* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at August 31, 2024.
+ Portion or all of the security is pledged as collateral for options written.

WP Large Cap Income Plus Fund
		Schedule of Options Written
		August 31, 2024 (Unaudited)
Underlying Security				Notional	Fair Value
Expiration Date/Exercise Price		Contracts		Amount

Put Options Written
CBOE S&P 500 Index *
December 19, 2025 Puts @ $3,800		20		$ 7,600,000	$ 94,000
Total Put Options Written (Premiums Received $93,753)				$ 7,600,000	$ 94,000

* Non-Income Producing Securities.